Income Taxes (Schedule of Changes in Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Balance at beginning of year	¥ 59,072	¥ 50,188	¥ 52,082
Additions	3,762	8,884
Reductions			1,894
Balance at end of year	¥ 62,834	¥ 59,072	¥ 50,188